Loans to Third Pairties, Net	12 Months Ended
Mar. 31, 2020
Loans To Third Pairties Net [Abstract]
LOANS TO THIRD PAIRTIES, NET

NOTE 4 – LOANS TO THIRD PAIRTIES, NET

Loans to third parties consisted of the following:

	As of March 31, 2020	As of March 31, 2019
Loans to third parties, current:
Beijing Chuangyouyi Education Technology Co.,Ltd (a)	$85,980	$90,825
Beijing Dejinbao Mining Engineering Co., Ltd (b)	-	490,420
Guizhou Hengsheng Technology Development Co., Ltd (c)	42,316	-
Loans to third parties, noncurrent:
Beijing Dejinbao Mining Engineering Co., Ltd (b)	579,335	89,404
Less: allowance for doubtful accounts
Beijing Chuangyouyi Education Technology Co.,Ltd (a)	(85,980)	(90,825)
Total loan to third parties, net	$621,651	$579,824

(a)	On December 25, 2017, Distance Learning loaned RMB600,000 (USD84,631 as of March 31, 2020) to Beijing Chuangyouyi Education Technology Co.,Ltd ("Chuangyouyi"). The loan bears an interest rate of 6% and is not guaranteed. The maturity was December 24, 2018. Chuangyouyi did not repay upon maturity, the Company has fully accrued allowance for the balance.

(b)	On September 5, 2017, Distance Learning loaned RMB3,000,000 (USD423,155 as of March 31, 2020) to Beijing Dejinbao Mining Engineering Co., Ltd ("Dejinbao"). The loan bears an interest rate of 6% and is not guaranteed. The original maturity was September 5, 2019, and was later extended to September 4, 2021. On September 27, 2018, Distance Learning loaned an additional RMB600,000 (USD84,631 as of March 31, 2020) to Dejinbao. The loan bears an interest rate of 6% and is not guaranteed. The maturity of the loan is September 26, 2022.

(c)	On November 7, 2019 Guizhou Huafu loaned RMB500,000 (USD70,526 as of March 31, 2020) to Guizhou Hengsheng Technology Development Co., Ltd ("Hengsheng"). The maturity was May 7, 2020. On January 15, 2020, Hengsheng repaid RMB200,000. Hengshegn have repaid the remining loaned balance of RMB300, 000 on May 8, 2020.